As filed with the Securities and Exchange Commission on April 4, 2022
1933 Act Registration No. 333-222786
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 12
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 876

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln Level AdvantageSM B-Share
Lincoln Level AdvantageSM Advisory
Lincoln Level AdvantageSM B-Class
Lincoln Level AdvantageSM Advisory Class
Lincoln Level AdvantageSM Fee-Based
Lincoln Level AdvantageSM Design B-Share
Lincoln Level AdvantageSM Design Advisory
Lincoln Level AdvantageSM Select B-Share
Lincoln Level AdvantageSM Access

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Craig T. Beazer, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy to:
Nadine Rosin, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2022, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for Post-Effective Amendment No. 11 (File No. 333-222786) filed on February 8, 2022.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 31st day of March, 2022, at 1:26 pm.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
(Registrant)
Lincoln Level AdvantageSM B-Share
Lincoln Level AdvantageSM B-Class
Lincoln Level AdvantageSM Advisory
Lincoln Level AdvantageSM Advisory Class
Lincoln Level AdvantageSM Fee-Based
Lincoln Level AdvantageSM Select B-Share
Lincoln Level AdvantageSM Design B-Share
Lincoln Level AdvantageSM Design Advisory
Lincoln Level AdvantageSM Access

By: /s/ Nadine Rosin
Nadine Rosin
       Assistant Vice President, The Lincoln National Life Insurance Company
       (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Nadine Rosin
                                                                                                                                    Nadine Rosin
(Signature-Officer of Depositor)
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this amendment to the registration statement has been signed by the following persons in their capacities indicated on March 31, 2022, at 1:26 pm.

Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President, Chairman, and Director (Principal Executive Officer)
*/s/ Craig T. Beazer Craig T. Beazer	Executive Vice President and Director
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President and Director
* /s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer, Interim Chief Accounting Officer, and Director (Principal Financial Officer)
* /s/ Jayson Bronchetti Jayson Bronchetti	Senior Vice President, Chief Investment Officer, and Director
* /s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
* By /s/ Nadine Rosin, Pursuant to a Power of Attorney Nadine Rosin